Consolidated Statements Of Changes In Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Noncontrolling Interest
Balance at Dec. 31, 2015	$ 43,318,590	$ 15,733	$ 29,722,127	$ 2,868,844	$ 10,182,213	$ 392,450	$ 137,223
Balance, shares at Dec. 31, 2015		15,732,795
Issuance of common stock	123,339	$ 24	123,315
Issuance of common stock, shares		23,705
Net income	7,943,053				7,943,033		20
Appropriations to statutory reserve				1,149,113	(1,149,113)
Foreign currency translation loss/gain	(1,913,200)					(1,913,200)
Balance at Dec. 31, 2016	49,471,782	$ 15,757	29,845,442	4,017,957	16,976,133	(1,520,750)	137,243
Balance, shares at Dec. 31, 2016		15,756,500
Issuance of common stock	58,867	$ 24	58,843
Issuance of common stock, shares		23,705
Net income	6,290,672				6,277,797		12,875
Appropriations to statutory reserve				599,082	(599,082)
Foreign currency translation loss/gain	2,172,347					2,172,347
Balance at Dec. 31, 2017	57,993,668	$ 15,781	29,904,285	4,617,039	22,654,848	651,597	150,118
Balance, shares at Dec. 31, 2017		15,780,205
Issuance of common stock	105,276	$ 16	105,260
Issuance of common stock, shares		15,705
Net income	9,758,959				9,863,492		(104,533)
Appropriations to statutory reserve				915,906	(915,906)
Foreign currency translation loss/gain	(3,123,851)					(3,123,851)
Balance at Dec. 31, 2018	$ 64,734,052	$ 15,797	$ 30,009,545	$ 5,532,945	$ 31,602,434	$ (2,472,254)	$ 45,585
Balance, shares at Dec. 31, 2018		15,795,910